Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Warrants
Summary of warrants activity reclassified equity

Warrant activity for the years ended December 31, 2022, 2021 and 2020, was as follows:

	Number	Weighted average exercise price	Amount
	#	$	$
December 31, 2019	—	—	—
Granted	1,141,328	11.44	5,025
Reclassification of warrant liability to equity	654,722	21.39	7,377
December 31, 2020	1,796,050	17.79	12,402

Granted	66,041	45.31	1,897
Exercised	(1,404,443)	14.31	(9,746)
Allocation of transaction costs to share capital	—	—	532
December 31, 2021	457,648	21.76	5,085

	—		—
December 31, 2022	457,648	21.76	5,085

Summary of fair values of warrants assumptions

	Years ended December 31,
	2021	2020
Expected dividend yield	0.00%	0.00%
Expected volatility	119.18%	116.50%
Risk-free annual interest rate	0.59%	0.31%
Expected life (years)	4.99	5.09
Weighted average share price	$37.00	$14.84
Weighted average exercise price	$45.31	$20.74